Long-term investment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Long-term investment
Equity investments	¥ 19,422,000	¥ 28,625,000
Impairment of long term investments	¥ 0	¥ 0
Firestorm
Long-term investment
Cash consideration.			¥ 13,618,000	$ 2,137
Conflux
Long-term investment
Cash consideration.			¥ 12,745,000	$ 2,000
Conflux | Others, net
Long-term investment
Percentage of Investments disposed	66.70%
Investment gain realized	¥ 51,200,000
Inflinlinx
Long-term investment
Cash consideration.	¥ 5,000,000